Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS SERIES TRUST X
Entity Central Index Key	0000783740
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000104416 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Debt Local Currency Fund
Class Name	Class A
Trading Symbol	EMLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Debt Local Currency Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$115	1.10%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class A shares of the MFS Emerging Markets Debt Local Currency Fund (fund) provided a total return of 8.50%, at net asset value. This compares with a return of 8.76% for the fund’s benchmark, the JPMorgan Government Bond Index Emerging Markets Global Diversified.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    The fund's positioning along the US, Hungarian, and Colombian yield curves, particularly its greater exposure to shifts in the middle portion (centered around maturities of 7 years) of the yield curves, boosted relative performance.
    An overweight exposure to both US and Uruguayan bonds, coupled with strong bond selection within Peru and the Czech Republic, also benefited relative results.
  Top detractors from performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    Currency allocation and hedging held back the fund’s relative performance, particularly its overweight allocation to the Colombian Peso and underweight allocation to both the Malaysian Ringgit and Thai Baht.
    Yield curve positioning, particularly the fund's underweight exposure to shifts in the short end (centered around maturities of less than 3 years) of the Czech Republic, Malaysian, and Thai yield curves also hindered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	8.50%	(0.46)%	(0.03)%
A with initial sales charge (4.25%)	3.89%	(1.32)%	(0.46)%
Comparative Benchmark(s)
JPMorgan Government Bond Index Emerging Markets Global Diversified ∆	8.76%	(0.92)%	(0.06)%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 524,907,085
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 3,837,705	[1]
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	524,907,085	Average Effective Maturity (yrs):	6.7
Total Number of Holdings:	193	Average Effective Duration (yrs):	5.8
Total Management Fee ($)#:	3,837,705
Portfolio Turnover Rate (%):	59
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	120.7%	0.0%)	120.7%)
ETFs	0.0%	(0.1)%	(0.1)%
Cash & Cash Equivalents	5.7%	0.0%)	5.7%)
Other	83.0%	(109.3)%	(26.3)%
Issuer country weightings
	Long	Short	Net
Czech Republic	13.1%	0.0%)	13.1%)
Brazil	12.3%	0.0%)	12.3%)
Mexico	11.9%	0.0%)	11.9%)
China	11.1%	0.0%)	11.1%)
South Africa	10.4%	0.0%)	10.4%)
Indonesia	8.4%	0.0%)	8.4%)
Columbia	7.9%	0.0%)	7.9%)
Thailand	7.0%	0.0%)	7.0%)
United States	91.7%	(109.4)%	(17.7)%
Other Countries	35.6%	0.0%)	35.6%)
Composition including fixed income credit quality
	Long	Short	Net
AA	5.9%	0.0%)	5.9%)
A	12.7%	0.0%)	12.7%)
BBB	35.2%	0.0%)	35.2%)
BB	26.5%	0.0%)	26.5%)
B	0.3%	0.0%)	0.3%)
Not Rated	40.1%	0.0%)	40.1%)
Non-Fixed Income	0.0%	(0.1)%	(0.1)%
Cash & Cash Equivalents	5.7%	0.0%)	5.7%)
Other	83.0%	(109.3)%	(26.3)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000104417 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Debt Local Currency Fund
Class Name	Class B
Trading Symbol	EMLBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Debt Local Currency Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$192	1.85%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class B shares of the MFS Emerging Markets Debt Local Currency Fund (fund) provided a total return of 7.69%, at net asset value. This compares with a return of 8.76% for the fund’s benchmark, the JPMorgan Government Bond Index Emerging Markets Global Diversified.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    The fund's positioning along the US, Hungarian, and Colombian yield curves, particularly its greater exposure to shifts in the middle portion (centered around maturities of 7 years) of the yield curves, boosted relative performance.
    An overweight exposure to both US and Uruguayan bonds, coupled with strong bond selection within Peru and the Czech Republic, also benefited relative results.
  Top detractors from performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    Currency allocation and hedging held back the fund’s relative performance, particularly its overweight allocation to the Colombian Peso and underweight allocation to both the Malaysian Ringgit and Thai Baht.
    Yield curve positioning, particularly the fund's underweight exposure to shifts in the short end (centered around maturities of less than 3 years) of the Czech Republic, Malaysian, and Thai yield curves also hindered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	7.69%	(1.17)%	(0.76)%
B with CDSC (declining over six years from 4% to 0%)×	3.69%	(1.50)%	(0.76)%
Comparative Benchmark(s)
JPMorgan Government Bond Index Emerging Markets Global Diversified ∆	8.76%	(0.92)%	(0.06)%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 524,907,085
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 3,837,705	[2]
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	524,907,085	Average Effective Maturity (yrs):	6.7
Total Number of Holdings:	193	Average Effective Duration (yrs):	5.8
Total Management Fee ($)#:	3,837,705
Portfolio Turnover Rate (%):	59
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	120.7%	0.0%)	120.7%)
ETFs	0.0%	(0.1)%	(0.1)%
Cash & Cash Equivalents	5.7%	0.0%)	5.7%)
Other	83.0%	(109.3)%	(26.3)%
Issuer country weightings
	Long	Short	Net
Czech Republic	13.1%	0.0%)	13.1%)
Brazil	12.3%	0.0%)	12.3%)
Mexico	11.9%	0.0%)	11.9%)
China	11.1%	0.0%)	11.1%)
South Africa	10.4%	0.0%)	10.4%)
Indonesia	8.4%	0.0%)	8.4%)
Columbia	7.9%	0.0%)	7.9%)
Thailand	7.0%	0.0%)	7.0%)
United States	91.7%	(109.4)%	(17.7)%
Other Countries	35.6%	0.0%)	35.6%)
Composition including fixed income credit quality
	Long	Short	Net
AA	5.9%	0.0%)	5.9%)
A	12.7%	0.0%)	12.7%)
BBB	35.2%	0.0%)	35.2%)
BB	26.5%	0.0%)	26.5%)
B	0.3%	0.0%)	0.3%)
Not Rated	40.1%	0.0%)	40.1%)
Non-Fixed Income	0.0%	(0.1)%	(0.1)%
Cash & Cash Equivalents	5.7%	0.0%)	5.7%)
Other	83.0%	(109.3)%	(26.3)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000104418 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Debt Local Currency Fund
Class Name	Class C
Trading Symbol	EMLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Debt Local Currency Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$192	1.85%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class C shares of the MFS Emerging Markets Debt Local Currency Fund (fund) provided a total return of 7.90%, at net asset value. This compares with a return of 8.76% for the fund’s benchmark, the JPMorgan Government Bond Index Emerging Markets Global Diversified.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    The fund's positioning along the US, Hungarian, and Colombian yield curves, particularly its greater exposure to shifts in the middle portion (centered around maturities of 7 years) of the yield curves, boosted relative performance.
    An overweight exposure to both US and Uruguayan bonds, coupled with strong bond selection within Peru and the Czech Republic, also benefited relative results.
  Top detractors from performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    Currency allocation and hedging held back the fund’s relative performance, particularly its overweight allocation to the Colombian Peso and underweight allocation to both the Malaysian Ringgit and Thai Baht.
    Yield curve positioning, particularly the fund's underweight exposure to shifts in the short end (centered around maturities of less than 3 years) of the Czech Republic, Malaysian, and Thai yield curves also hindered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	7.90%	(1.17)%	(0.76)%
C with CDSC (1% for 12 months)×	6.90%	(1.17)%	(0.76)%
Comparative Benchmark(s)
JPMorgan Government Bond Index Emerging Markets Global Diversified ∆	8.76%	(0.92)%	(0.06)%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 524,907,085
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 3,837,705	[3]
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	524,907,085	Average Effective Maturity (yrs):	6.7
Total Number of Holdings:	193	Average Effective Duration (yrs):	5.8
Total Management Fee ($)#:	3,837,705
Portfolio Turnover Rate (%):	59
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	120.7%	0.0%)	120.7%)
ETFs	0.0%	(0.1)%	(0.1)%
Cash & Cash Equivalents	5.7%	0.0%)	5.7%)
Other	83.0%	(109.3)%	(26.3)%
Issuer country weightings
	Long	Short	Net
Czech Republic	13.1%	0.0%)	13.1%)
Brazil	12.3%	0.0%)	12.3%)
Mexico	11.9%	0.0%)	11.9%)
China	11.1%	0.0%)	11.1%)
South Africa	10.4%	0.0%)	10.4%)
Indonesia	8.4%	0.0%)	8.4%)
Columbia	7.9%	0.0%)	7.9%)
Thailand	7.0%	0.0%)	7.0%)
United States	91.7%	(109.4)%	(17.7)%
Other Countries	35.6%	0.0%)	35.6%)
Composition including fixed income credit quality
	Long	Short	Net
AA	5.9%	0.0%)	5.9%)
A	12.7%	0.0%)	12.7%)
BBB	35.2%	0.0%)	35.2%)
BB	26.5%	0.0%)	26.5%)
B	0.3%	0.0%)	0.3%)
Not Rated	40.1%	0.0%)	40.1%)
Non-Fixed Income	0.0%	(0.1)%	(0.1)%
Cash & Cash Equivalents	5.7%	0.0%)	5.7%)
Other	83.0%	(109.3)%	(26.3)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000104419 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Debt Local Currency Fund
Class Name	Class I
Trading Symbol	EMLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Debt Local Currency Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class I shares of the MFS Emerging Markets Debt Local Currency Fund (fund) provided a total return of 8.78%, at net asset value. This compares with a return of 8.76% for the fund’s benchmark, the JPMorgan Government Bond Index Emerging Markets Global Diversified.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    The fund's positioning along the US, Hungarian, and Colombian yield curves, particularly its greater exposure to shifts in the middle portion (centered around maturities of 7 years) of the yield curves, boosted relative performance.
    An overweight exposure to both US and Uruguayan bonds, coupled with strong bond selection within Peru and the Czech Republic, also benefited relative results.
  Top detractors from performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    Currency allocation and hedging held back the fund’s relative performance, particularly its overweight allocation to the Colombian Peso and underweight allocation to both the Malaysian Ringgit and Thai Baht.
    Yield curve positioning, particularly the fund's underweight exposure to shifts in the short end (centered around maturities of less than 3 years) of the Czech Republic, Malaysian, and Thai yield curves also hindered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	8.78%	(0.23)%	0.19%)
Comparative Benchmark(s)
JPMorgan Government Bond Index Emerging Markets Global Diversified ∆	8.76%	(0.92)%	(0.06)%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 524,907,085
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 3,837,705	[4]
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	524,907,085	Average Effective Maturity (yrs):	6.7
Total Number of Holdings:	193	Average Effective Duration (yrs):	5.8
Total Management Fee ($)#:	3,837,705
Portfolio Turnover Rate (%):	59
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	120.7%	0.0%)	120.7%)
ETFs	0.0%	(0.1)%	(0.1)%
Cash & Cash Equivalents	5.7%	0.0%)	5.7%)
Other	83.0%	(109.3)%	(26.3)%
Issuer country weightings
	Long	Short	Net
Czech Republic	13.1%	0.0%)	13.1%)
Brazil	12.3%	0.0%)	12.3%)
Mexico	11.9%	0.0%)	11.9%)
China	11.1%	0.0%)	11.1%)
South Africa	10.4%	0.0%)	10.4%)
Indonesia	8.4%	0.0%)	8.4%)
Columbia	7.9%	0.0%)	7.9%)
Thailand	7.0%	0.0%)	7.0%)
United States	91.7%	(109.4)%	(17.7)%
Other Countries	35.6%	0.0%)	35.6%)
Composition including fixed income credit quality
	Long	Short	Net
AA	5.9%	0.0%)	5.9%)
A	12.7%	0.0%)	12.7%)
BBB	35.2%	0.0%)	35.2%)
BB	26.5%	0.0%)	26.5%)
B	0.3%	0.0%)	0.3%)
Not Rated	40.1%	0.0%)	40.1%)
Non-Fixed Income	0.0%	(0.1)%	(0.1)%
Cash & Cash Equivalents	5.7%	0.0%)	5.7%)
Other	83.0%	(109.3)%	(26.3)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000104420 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Debt Local Currency Fund
Class Name	Class R1
Trading Symbol	EMLJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Debt Local Currency Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$192	1.85%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R1 shares of the MFS Emerging Markets Debt Local Currency Fund (fund) provided a total return of 7.67%, at net asset value. This compares with a return of 8.76% for the fund’s benchmark, the JPMorgan Government Bond Index Emerging Markets Global Diversified.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    The fund's positioning along the US, Hungarian, and Colombian yield curves, particularly its greater exposure to shifts in the middle portion (centered around maturities of 7 years) of the yield curves, boosted relative performance.
    An overweight exposure to both US and Uruguayan bonds, coupled with strong bond selection within Peru and the Czech Republic, also benefited relative results.
  Top detractors from performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    Currency allocation and hedging held back the fund’s relative performance, particularly its overweight allocation to the Colombian Peso and underweight allocation to both the Malaysian Ringgit and Thai Baht.
    Yield curve positioning, particularly the fund's underweight exposure to shifts in the short end (centered around maturities of less than 3 years) of the Czech Republic, Malaysian, and Thai yield curves also hindered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	7.67%	(1.09)%	(0.72)%
Comparative Benchmark(s)
JPMorgan Government Bond Index Emerging Markets Global Diversified ∆	8.76%	(0.92)%	(0.06)%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 524,907,085
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 3,837,705	[5]
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	524,907,085	Average Effective Maturity (yrs):	6.7
Total Number of Holdings:	193	Average Effective Duration (yrs):	5.8
Total Management Fee ($)#:	3,837,705
Portfolio Turnover Rate (%):	59
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	120.7%	0.0%)	120.7%)
ETFs	0.0%	(0.1)%	(0.1)%
Cash & Cash Equivalents	5.7%	0.0%)	5.7%)
Other	83.0%	(109.3)%	(26.3)%
Issuer country weightings
	Long	Short	Net
Czech Republic	13.1%	0.0%)	13.1%)
Brazil	12.3%	0.0%)	12.3%)
Mexico	11.9%	0.0%)	11.9%)
China	11.1%	0.0%)	11.1%)
South Africa	10.4%	0.0%)	10.4%)
Indonesia	8.4%	0.0%)	8.4%)
Columbia	7.9%	0.0%)	7.9%)
Thailand	7.0%	0.0%)	7.0%)
United States	91.7%	(109.4)%	(17.7)%
Other Countries	35.6%	0.0%)	35.6%)
Composition including fixed income credit quality
	Long	Short	Net
AA	5.9%	0.0%)	5.9%)
A	12.7%	0.0%)	12.7%)
BBB	35.2%	0.0%)	35.2%)
BB	26.5%	0.0%)	26.5%)
B	0.3%	0.0%)	0.3%)
Not Rated	40.1%	0.0%)	40.1%)
Non-Fixed Income	0.0%	(0.1)%	(0.1)%
Cash & Cash Equivalents	5.7%	0.0%)	5.7%)
Other	83.0%	(109.3)%	(26.3)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000104421 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Debt Local Currency Fund
Class Name	Class R2
Trading Symbol	EMLKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Debt Local Currency Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$141	1.35%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R2 shares of the MFS Emerging Markets Debt Local Currency Fund (fund) provided a total return of 8.23%, at net asset value. This compares with a return of 8.76% for the fund’s benchmark, the JPMorgan Government Bond Index Emerging Markets Global Diversified.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    The fund's positioning along the US, Hungarian, and Colombian yield curves, particularly its greater exposure to shifts in the middle portion (centered around maturities of 7 years) of the yield curves, boosted relative performance.
    An overweight exposure to both US and Uruguayan bonds, coupled with strong bond selection within Peru and the Czech Republic, also benefited relative results.
  Top detractors from performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    Currency allocation and hedging held back the fund’s relative performance, particularly its overweight allocation to the Colombian Peso and underweight allocation to both the Malaysian Ringgit and Thai Baht.
    Yield curve positioning, particularly the fund's underweight exposure to shifts in the short end (centered around maturities of less than 3 years) of the Czech Republic, Malaysian, and Thai yield curves also hindered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	8.23%	(0.68)%	(0.26)%
Comparative Benchmark(s)
JPMorgan Government Bond Index Emerging Markets Global Diversified ∆	8.76%	(0.92)%	(0.06)%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 524,907,085
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 3,837,705	[6]
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	524,907,085	Average Effective Maturity (yrs):	6.7
Total Number of Holdings:	193	Average Effective Duration (yrs):	5.8
Total Management Fee ($)#:	3,837,705
Portfolio Turnover Rate (%):	59
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	120.7%	0.0%)	120.7%)
ETFs	0.0%	(0.1)%	(0.1)%
Cash & Cash Equivalents	5.7%	0.0%)	5.7%)
Other	83.0%	(109.3)%	(26.3)%
Issuer country weightings
	Long	Short	Net
Czech Republic	13.1%	0.0%)	13.1%)
Brazil	12.3%	0.0%)	12.3%)
Mexico	11.9%	0.0%)	11.9%)
China	11.1%	0.0%)	11.1%)
South Africa	10.4%	0.0%)	10.4%)
Indonesia	8.4%	0.0%)	8.4%)
Columbia	7.9%	0.0%)	7.9%)
Thailand	7.0%	0.0%)	7.0%)
United States	91.7%	(109.4)%	(17.7)%
Other Countries	35.6%	0.0%)	35.6%)
Composition including fixed income credit quality
	Long	Short	Net
AA	5.9%	0.0%)	5.9%)
A	12.7%	0.0%)	12.7%)
BBB	35.2%	0.0%)	35.2%)
BB	26.5%	0.0%)	26.5%)
B	0.3%	0.0%)	0.3%)
Not Rated	40.1%	0.0%)	40.1%)
Non-Fixed Income	0.0%	(0.1)%	(0.1)%
Cash & Cash Equivalents	5.7%	0.0%)	5.7%)
Other	83.0%	(109.3)%	(26.3)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000104422 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Debt Local Currency Fund
Class Name	Class R3
Trading Symbol	EMLLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Debt Local Currency Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$115	1.10%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R3 shares of the MFS Emerging Markets Debt Local Currency Fund (fund) provided a total return of 8.49%, at net asset value. This compares with a return of 8.76% for the fund’s benchmark, the JPMorgan Government Bond Index Emerging Markets Global Diversified.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    The fund's positioning along the US, Hungarian, and Colombian yield curves, particularly its greater exposure to shifts in the middle portion (centered around maturities of 7 years) of the yield curves, boosted relative performance.
    An overweight exposure to both US and Uruguayan bonds, coupled with strong bond selection within Peru and the Czech Republic, also benefited relative results.
  Top detractors from performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    Currency allocation and hedging held back the fund’s relative performance, particularly its overweight allocation to the Colombian Peso and underweight allocation to both the Malaysian Ringgit and Thai Baht.
    Yield curve positioning, particularly the fund's underweight exposure to shifts in the short end (centered around maturities of less than 3 years) of the Czech Republic, Malaysian, and Thai yield curves also hindered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	8.49%	(0.45)%	0.01%)
Comparative Benchmark(s)
JPMorgan Government Bond Index Emerging Markets Global Diversified ∆	8.76%	(0.92)%	(0.06)%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 524,907,085
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 3,837,705	[7]
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	524,907,085	Average Effective Maturity (yrs):	6.7
Total Number of Holdings:	193	Average Effective Duration (yrs):	5.8
Total Management Fee ($)#:	3,837,705
Portfolio Turnover Rate (%):	59
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	120.7%	0.0%)	120.7%)
ETFs	0.0%	(0.1)%	(0.1)%
Cash & Cash Equivalents	5.7%	0.0%)	5.7%)
Other	83.0%	(109.3)%	(26.3)%
Issuer country weightings
	Long	Short	Net
Czech Republic	13.1%	0.0%)	13.1%)
Brazil	12.3%	0.0%)	12.3%)
Mexico	11.9%	0.0%)	11.9%)
China	11.1%	0.0%)	11.1%)
South Africa	10.4%	0.0%)	10.4%)
Indonesia	8.4%	0.0%)	8.4%)
Columbia	7.9%	0.0%)	7.9%)
Thailand	7.0%	0.0%)	7.0%)
United States	91.7%	(109.4)%	(17.7)%
Other Countries	35.6%	0.0%)	35.6%)
Composition including fixed income credit quality
	Long	Short	Net
AA	5.9%	0.0%)	5.9%)
A	12.7%	0.0%)	12.7%)
BBB	35.2%	0.0%)	35.2%)
BB	26.5%	0.0%)	26.5%)
B	0.3%	0.0%)	0.3%)
Not Rated	40.1%	0.0%)	40.1%)
Non-Fixed Income	0.0%	(0.1)%	(0.1)%
Cash & Cash Equivalents	5.7%	0.0%)	5.7%)
Other	83.0%	(109.3)%	(26.3)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000104423 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Debt Local Currency Fund
Class Name	Class R4
Trading Symbol	EMLMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Debt Local Currency Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R4 shares of the MFS Emerging Markets Debt Local Currency Fund (fund) provided a total return of 8.76%, at net asset value. This compares with a return of 8.76% for the fund’s benchmark, the JPMorgan Government Bond Index Emerging Markets Global Diversified.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    The fund's positioning along the US, Hungarian, and Colombian yield curves, particularly its greater exposure to shifts in the middle portion (centered around maturities of 7 years) of the yield curves, boosted relative performance.
    An overweight exposure to both US and Uruguayan bonds, coupled with strong bond selection within Peru and the Czech Republic, also benefited relative results.
  Top detractors from performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    Currency allocation and hedging held back the fund’s relative performance, particularly its overweight allocation to the Colombian Peso and underweight allocation to both the Malaysian Ringgit and Thai Baht.
    Yield curve positioning, particularly the fund's underweight exposure to shifts in the short end (centered around maturities of less than 3 years) of the Czech Republic, Malaysian, and Thai yield curves also hindered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	8.76%	(0.22)%	0.28%)
Comparative Benchmark(s)
JPMorgan Government Bond Index Emerging Markets Global Diversified ∆	8.76%	(0.92)%	(0.06)%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 524,907,085
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 3,837,705	[8]
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	524,907,085	Average Effective Maturity (yrs):	6.7
Total Number of Holdings:	193	Average Effective Duration (yrs):	5.8
Total Management Fee ($)#:	3,837,705
Portfolio Turnover Rate (%):	59
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	120.7%	0.0%)	120.7%)
ETFs	0.0%	(0.1)%	(0.1)%
Cash & Cash Equivalents	5.7%	0.0%)	5.7%)
Other	83.0%	(109.3)%	(26.3)%
Issuer country weightings
	Long	Short	Net
Czech Republic	13.1%	0.0%)	13.1%)
Brazil	12.3%	0.0%)	12.3%)
Mexico	11.9%	0.0%)	11.9%)
China	11.1%	0.0%)	11.1%)
South Africa	10.4%	0.0%)	10.4%)
Indonesia	8.4%	0.0%)	8.4%)
Columbia	7.9%	0.0%)	7.9%)
Thailand	7.0%	0.0%)	7.0%)
United States	91.7%	(109.4)%	(17.7)%
Other Countries	35.6%	0.0%)	35.6%)
Composition including fixed income credit quality
	Long	Short	Net
AA	5.9%	0.0%)	5.9%)
A	12.7%	0.0%)	12.7%)
BBB	35.2%	0.0%)	35.2%)
BB	26.5%	0.0%)	26.5%)
B	0.3%	0.0%)	0.3%)
Not Rated	40.1%	0.0%)	40.1%)
Non-Fixed Income	0.0%	(0.1)%	(0.1)%
Cash & Cash Equivalents	5.7%	0.0%)	5.7%)
Other	83.0%	(109.3)%	(26.3)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000123138 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Debt Local Currency Fund
Class Name	Class R6
Trading Symbol	EMLNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Debt Local Currency Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R6 shares of the MFS Emerging Markets Debt Local Currency Fund (fund) provided a total return of 9.08%, at net asset value. This compares with a return of 8.76% for the fund’s benchmark, the JPMorgan Government Bond Index Emerging Markets Global Diversified.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    The fund's positioning along the US, Hungarian, and Colombian yield curves, particularly its greater exposure to shifts in the middle portion (centered around maturities of 7 years) of the yield curves, boosted relative performance.
    An overweight exposure to both US and Uruguayan bonds, coupled with strong bond selection within Peru and the Czech Republic, also benefited relative results.
  Top detractors from performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    Currency allocation and hedging held back the fund’s relative performance, particularly its overweight allocation to the Colombian Peso and underweight allocation to both the Malaysian Ringgit and Thai Baht.
    Yield curve positioning, particularly the fund's underweight exposure to shifts in the short end (centered around maturities of less than 3 years) of the Czech Republic, Malaysian, and Thai yield curves also hindered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	9.08%	(0.08)%	0.33%)
Comparative Benchmark(s)
JPMorgan Government Bond Index Emerging Markets Global Diversified ∆	8.76%	(0.92)%	(0.06)%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 524,907,085
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 3,837,705	[9]
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	524,907,085	Average Effective Maturity (yrs):	6.7
Total Number of Holdings:	193	Average Effective Duration (yrs):	5.8
Total Management Fee ($)#:	3,837,705
Portfolio Turnover Rate (%):	59
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	120.7%	0.0%)	120.7%)
ETFs	0.0%	(0.1)%	(0.1)%
Cash & Cash Equivalents	5.7%	0.0%)	5.7%)
Other	83.0%	(109.3)%	(26.3)%
Issuer country weightings
	Long	Short	Net
Czech Republic	13.1%	0.0%)	13.1%)
Brazil	12.3%	0.0%)	12.3%)
Mexico	11.9%	0.0%)	11.9%)
China	11.1%	0.0%)	11.1%)
South Africa	10.4%	0.0%)	10.4%)
Indonesia	8.4%	0.0%)	8.4%)
Columbia	7.9%	0.0%)	7.9%)
Thailand	7.0%	0.0%)	7.0%)
United States	91.7%	(109.4)%	(17.7)%
Other Countries	35.6%	0.0%)	35.6%)
Composition including fixed income credit quality
	Long	Short	Net
AA	5.9%	0.0%)	5.9%)
A	12.7%	0.0%)	12.7%)
BBB	35.2%	0.0%)	35.2%)
BB	26.5%	0.0%)	26.5%)
B	0.3%	0.0%)	0.3%)
Not Rated	40.1%	0.0%)	40.1%)
Non-Fixed Income	0.0%	(0.1)%	(0.1)%
Cash & Cash Equivalents	5.7%	0.0%)	5.7%)
Other	83.0%	(109.3)%	(26.3)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

[1]	Includes the effect of any management fee waivers, if applicable.
[2]	Includes the effect of any management fee waivers, if applicable.
[3]	Includes the effect of any management fee waivers, if applicable.
[4]	Includes the effect of any management fee waivers, if applicable.
[5]	Includes the effect of any management fee waivers, if applicable.
[6]	Includes the effect of any management fee waivers, if applicable.
[7]	Includes the effect of any management fee waivers, if applicable.
[8]	Includes the effect of any management fee waivers, if applicable.
[9]	Includes the effect of any management fee waivers, if applicable.